Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”)	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal representative
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”)	An entity 30% owned by Shengling Xiang
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

2) Related party transactions

The Company leases offices and factory buildings from Ailefu. The nature of the lease is disclosed in Note 8 - Lease.

There were no transactions between the Company and Xiangze, the Company and Weidi, the Company and Xiaobai, the Company and Chuanlong Lin during the years ended December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company had no outstanding balances from these entities.

Shengling Xiang periodically provides working capital to support the Company’s operations when needed. During the years ended December 31, 2023 and 2022, Shengling Xiang provided working capital of $2,217 and $46,623, respectively. As of December 31, 2023 and 2022, the Company had no outstanding balance from this individual.

Lingyi Kong periodically provides working capital to support the Company’s operations when needed. During the years ended December 31, 2023 and 2022, Lingyi Kong provided working capital of $16,559,369 and $22,696,628, respectively. As of December 31, 2023 and 2022, the Company had outstanding payable due to Lingyi Kong with an amount of $1,877,489 and $344,528, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Lingyi Kong. For the years ended December 31, 2023 and 2022, there were notes receivables endorsed by Lingyi Kong with recourse to the Company’s suppliers to settle accounts payable in the amount of $6,797,772 and $2,844,019, respectively.

Chunhua Xiang periodically provides working capital to support the Company’s operations when needed. During the years ended December 31, 2023 and 2022, Chunhua Xiang provided working capital of $9,886 and $780,131, respectively. As of December 31, 2023 and 2022, the Company had no outstanding balance from this individual.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of December 31, 2023 and 2022:

Accounts	Name of related parties	2023	2022
Due to related party	Lingyi Kong	1,877,489	344,528
	Wenzhou Ailefu Technology Co. Ltd.	405,640	46,623
Net due to related parties		$2,283,129	$391,151